Average Annual Total Returns (Vanguard California Intermediate-Term Tax-Exempt Fund Retail)	Vanguard California Intermediate-Term Tax-Exempt F Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Vanguard California Intermediate-Term Tax-Exempt F Vanguard California Intermediate-Term Tax-Exempt Fund - Admiral Shares 12/1/2013 - 11/30/2014	Return After Taxes on Distributions Vanguard California Intermediate-Term Tax-Exempt F Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014
Return After Taxes on Distributions and Sale of Fund Shares
Vanguard California Intermediate-Term Tax-Exempt F
Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
12/1/2013 - 11/30/2014
					Barclays Municipal California Intermediate Bond Index Vanguard California Intermediate-Term Tax-Exempt F Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Barclays Municipal California Intermediate Bond Index Vanguard California Intermediate-Term Tax-Exempt F Vanguard California Intermediate-Term Tax-Exempt Fund - Admiral Shares 12/1/2013 - 11/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.00%	8.09%	8.00%	5.91%	6.31%	6.31%
Five Years	5.24%	5.33%	5.24%	4.86%	5.50%	5.50%
Ten Years	4.25%	4.33%	4.25%	4.12%	4.84%	4.84%